Fair Value Measurement (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Recurring [Member]
Fair Value Measurement [Line Items]
Fair value convertible loans		¥ 10.1